Columbia Dividend Opportunity Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Dividend Opportunity Fund	8/27/2010 and 9/27/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Dividend Opportunity Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Dividend Opportunity Fund	Columbia Dividend Opportunity Fund Class A	Columbia Dividend Opportunity Fund Class B	Columbia Dividend Opportunity Fund Class C	Columbia Dividend Opportunity Fund Class I	Columbia Dividend Opportunity Fund Class R	Columbia Dividend Opportunity Fund Class R4	Columbia Dividend Opportunity Fund Class R5	Columbia Dividend Opportunity Fund Class W	Columbia Dividend Opportunity Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees			0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses			0.28%	0.28%	0.28%	0.09%	0.28%	0.39%	0.14%	0.28%	0.28%
Total annual fund operating expenses			1.16%	1.91%	1.91%	0.72%	1.41%	1.02%	0.77%	1.16%	0.91%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.01%)	(0.01%)	none	none	none	none	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.14%	1.90%	1.90%	0.72%	1.41%	1.02%	0.77%	1.16%	0.91%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until Sept. 30, 2011 for Class Z and Aug. 31, 2011 for all other classes of shares, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.14% for Class A, 1.90% for Class B, 1.90% for Class C, 0.75% for Class I, 1.55% for Class R, 1.05% for Class R4, 0.80% for Class R5, 1.20% for Class W and 0.94% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Dividend Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	685	921	1,176	1,906
Class B	Class B (if shares are redeemed)	693	899	1,232	2,041
Class C	Class C (if shares are redeemed)	293	599	1,032	2,237
Class I	Class I (whether or not shares are redeemed)	74	230	401	898
Class R	Class R (whether or not shares are redeemed)	144	447	772	1,696
Class R4	Class R4 (whether or not shares are redeemed)	104	325	564	1,252
Class R5	Class R5 (whether or not shares are redeemed)	79	246	429	958
Class W	Class W (whether or not shares are redeemed)	118	369	639	1,414
Class Z	Class Z (whether or not shares are redeemed)	93	290	505	1,124

Expense Example, No Redemption Columbia Dividend Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	193	599	1,032	2,041
Class C	Class C (if shares are not redeemed)	193	599	1,032	2,237